SELECT DIMENSIONS ASSETMANAGER
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
--------------------------------------------------------------------------------

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account.

                                                                   YEAR ENDED DECEMBER 31
                                                              ---------------------------------
                                                              WITHOUT     WITH THE     WITHOUT
                                                                THE       OPTIONAL       THE
                                                              OPTIONAL      DEATH      OPTIONAL
                                                               DEATH       BENEFIT      DEATH
                                                              BENEFIT    (UNAUDITED)   BENEFIT
                                                              --------   -----------   --------
                                                                1999        1999         1998
-----------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $10.129      $10.349     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.439      $10.435     $10.129
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       569           12         149
-----------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT (Inception
 date August 1, 1998) (effective September 7, 1999, closed
 to new investments or transfer of existing Contract Values)
Accumulation Unit Value at beginning of period                $10.072           --     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.244           --     $10.072
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        32           --          16
-----------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT (Inception date August 1,
 1998)
Accumulation Unit Value at beginning of period                $ 9.978      $ 9.738     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $ 9.635      $ 9.632     $ 9.978
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       234            1          59
-----------------------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $10.800      $10.632     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.997      $10.992     $10.800
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       198            2          38
-----------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $11.264      $12.540     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $15.923      $15.917     $11.264
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       208            8          26
-----------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $10.879      $10.757     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.751      $10.747     $10.879
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       848           10          90
-----------------------------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT (Inception date August 1,
 1998)
Accumulation Unit Value at beginning of period                $10.761      $11.057     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $11.871      $11.867     $10.761
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       103            1          18
-----------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31
                                                              ---------------------------------
                                                              WITHOUT     WITH THE     WITHOUT
                                                                THE       OPTIONAL       THE
                                                              OPTIONAL      DEATH      OPTIONAL
                                                               DEATH       BENEFIT      DEATH
                                                              BENEFIT    (UNAUDITED)   BENEFIT
                                                              --------   -----------   --------
                                                                1999        1999         1998
-----------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $10.831      $12.227     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $14.820      $14.815     $10.831
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        79            6           7
-----------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT (FORMERLY AMERICAN VALUE
 SUB-ACCOUNT)
 (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $11.159      $12.321     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $17.104      $17.097     $11.159
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       700           21          70
-----------------------------------------------------------------------------------------------
MID-CAP EQUITY SUB-ACCOUNT (FORMERLY MID-CAP GROWTH
 SUB-ACCOUNT)
 (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $10.477      $12.349     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $19.825      $19.818     $10.477
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        93           14           1
-----------------------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT (Inception date August 1, 1998)
Accumulation Unit Value at beginning of period                $10.474      $11.311     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $13.820      $13.815     $10.474
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       171            7           7
-----------------------------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT (Inception date August 1,
 1998)
Accumulation Unit Value at beginning of period                $10.865      $13.426     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $20.576      $20.569     $10.865
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        65            7           3
-----------------------------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT (Inception date August 1, 1998)
 (effective September 7, 1999, closed to new investments or
 transfer of existing Contract Values)
Accumulation Unit Value at beginning of period                $ 9.183           --     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $16.579           --     $ 9.183
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                         8           --           1
-----------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT (Inception date April 1, 1998)
Accumulation Unit Value at beginning of period                $ 9.997      $10.152     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.532      $10.528     $ 9.997
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       163           --          30
-----------------------------------------------------------------------------------------------
MID CAP VALUE SUB-ACCOUNT (Inception date April 1, 1998)
Accumulation Unit Value at beginning of period                $11.158      $11.591     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $13.235      $13.231     $11.158
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                       133            2           5
-----------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT (Inception date April 1,
 1998)
Accumulation Unit Value at beginning of period                $ 8.390      $ 9.436     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.679      $10.675     $ 8.390
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        14            1           1
-----------------------------------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                   YEAR ENDED DECEMBER 31
                                                              ---------------------------------
                                                              WITHOUT     WITH THE     WITHOUT
                                                                THE       OPTIONAL       THE
                                                              OPTIONAL      DEATH      OPTIONAL
                                                               DEATH       BENEFIT      DEATH
                                                              BENEFIT    (UNAUDITED)   BENEFIT
                                                              --------   -----------   --------
                                                                1999        1999         1998
-----------------------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT (Inception date April 1, 1998)
Accumulation Unit Value at beginning of period                $10.669      $10.675     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $10.445      $10.441     $10.669
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        40            2           2
-----------------------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT (Inception date April 1, 1998)
Accumulation Unit Value at beginning of period                $11.162      $11.302     $10.000
-----------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period                      $13.818      $13.813     $11.162
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at end of period (in
 thousands)                                                        86            2          19
-----------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT (Inception date
 September 7, 1999)
Accumulation unit value at beginning of period                $10.000      $ 9.626          --
-----------------------------------------------------------------------------------------------
Accumulation unit value at end of period                      $14.347      $14.340          --
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                    10            2          --
-----------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT (Inception date
 September 20, 1999)
Accumulation unit value at beginning of period                $10.000      $10.145          --
-----------------------------------------------------------------------------------------------
Accumulation unit value at end of period                      $11.713      $11.707          --
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                     1           --          --
-----------------------------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT (Inception date September 7, 1999)
Accumulation unit value at beginning of period                $10.000      $10.057          --
-----------------------------------------------------------------------------------------------
Accumulation unit value at end of period                      $10.057      $10.056          --
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period
 (in thousands)                                                    12           --          --
-----------------------------------------------------------------------------------------------

HV-2719
333-52707